CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales
Net sales	[1]	$ 15,921	$ 24,310	$ 65,623
Cost of net sales
Cost of net sales		16,996	20,781	41,466
Gross profit (loss)		(1,075)	3,529	24,157
Operating expenses:
Selling, general and administrative	[2]	(2,642)	18,689	15,827
Research and development		6,886	8,083	14,467
Total operating expenses		4,244	26,772	30,294
Operating loss		(5,319)	(23,243)	(6,137)
Interest income		1,136	990	1,337
Interest expense			(10)	(16)
Other income (expense), net		1,649	(2,166)	872
Investment impairment			(1,029)
Loss before income taxes		(2,534)	(25,458)	(3,944)
Income tax benefit (expense)		(3,294)	1,782	31
Net loss		$ (5,828)	$ (23,676)	$ (3,913)
Net loss per share Basic		$ (0.16)	$ (0.66)	$ (0.11)
Net loss per share Diluted		$ (0.16)	$ (0.66)	$ (0.11)
Weighted average shares outstanding-Basic		36,027	35,881	35,556
Weighted average shares outstanding-Diluted		36,027	35,881	35,556
Net loss		$ (5,828)	$ (23,676)	$ (3,913)
Other comprehensive income (loss), net of tax
Net change in cumulative translation adjustment		(3,726)	1,560	529
Comprehensive loss		(9,554)	(22,116)	(3,384)
Products
Net sales
Net sales	[1]	2,323	12,385	43,722
Cost of net sales
Cost of net sales		6,681	11,148	29,566
Services
Net sales
Net sales	[1]	13,598	11,925	21,901
Cost of net sales
Cost of net sales		$ 10,315	$ 9,633	$ 11,900

[1]	Revenue recognized for the years ended December 31, 2021, 2020 and 2019 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.4 million, $1.2 million and $2.8 million, respectively.
[2]	Allowances for credit losses of ($9.2 million), $9.4 million and $4.4 million were recognized as selling expenses in 2021, 2020 and 2019, respectively.